Statutory Tax Rates for Mining and Non-mining Income (Detail) (SOUTH AFRICA)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Mining Income
Income Taxes [Line Items]
Mining statutory rate	43.00%	34.00%	43.00%	43.00%
Non Mining Income
Income Taxes [Line Items]
Mining statutory rate	35.00%	28.00%	35.00%	35.00%
Non-mining companies
Income Taxes [Line Items]
Mining statutory rate	28.00%	28.00%	28.00%	28.00%